Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Current Assets [Abstract]
Advances to suppliers	$ 6,454	$ 12,134
Other receivables	62,403	48,648
Others	20,425	25,651
Total	$ 89,282	$ 86,433